12. Stockholders Deficit - Stock Warrants (Details) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Quarter Three Report [Member]
Beginning Balance, Warrants	9,728,984	9,728,984	4,338,884
Warrants Granted			5,390,100
Warrants Granted, Weighted Average Exercise Price			$ 0.375
Warrants Granted, Weighted Average Remaining Contractual Life (in Years)			5 years
Warrants Exercised
Warrants Exercised, Weighted Average Exercise Price
Warrants Cancelled/Forfeited
Warrants Cancelled/Forfeited, Weighted Average Exercise Price
Ending Balance, Warrants Outstanding		9,728,984	9,728,984
Ending Balance, Warrants, Weighted Average Exercise Price		$ 0.375	$ 0.375
Ending Balance, Warrants, Weighted Average Remaining Contractual Life (in Years)		2 years 11 months	4 years 5 months
Quarter One Report [Member]
Beginning Balance, Warrants	9,728,984	9,728,984
Warrants Exercised
Warrants Exercised, Weighted Average Exercise Price
Warrants Cancelled/Forfeited
Warrants Cancelled/Forfeited, Weighted Average Exercise Price
Ending Balance, Warrants Outstanding	9,728,984
Ending Balance, Warrants, Weighted Average Exercise Price	$ 0.375
Ending Balance, Warrants, Weighted Average Remaining Contractual Life (in Years)	3 years 11 months